Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
15.	Derivative Instruments and Hedging Activities

The Company uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts.

As at December 31, 2015, the Company was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Average Forward Rate (1)	Fair Value / Carrying Amount	Expected Maturity
			of Asset (Liability) $	2016 $	2017 $
Euro	11,103	0.91	(45)	12,153	—
Norwegian Kroner	1,105,000	7.72	(18,005)	100,812	42,274
Singapore Dollar	22,442	1.36	(776)	16,537	—

			(18,826)	129,502	42,274

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Company enters into cross currency swaps, and pursuant to these swaps the Company receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal at maturity of the Company’s NOK-denominated bonds due in 2016 through 2020. In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds due in 2016 through 2020. The Company has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK-denominated bonds due in 2016 through 2020. As at December 31, 2015, the Company was committed to the following cross currency swaps:

Notional Amount NOK	Notional Amount USD	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Carrying Amount of	Remaining Term (years)
		Reference Rate	Margin		Asset / (Liability)
500,000	89,710	NIBOR	4.00%	4.94%	(33,714)	0.1
600,000	101,351	NIBOR	5.75%	7.49%	(36,505)	1.1
700,000	125,000	NIBOR	5.25%	6.88%	(49,703)	1.3
800,000	143,536	NIBOR	4.75%	6.07%	(56,985)	2.1
900,000	150,000	NIBOR	4.35%	6.43%	(54,027)	2.7
1,000,000	162,200	NIBOR	4.25%	6.42%	(56,124)	3.1
1,000,000	134,000	NIBOR	3.70%	5.92%	(25,052)	4.4

					(312,110)

Interest Rate Risk

The Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company designates certain of its interest rate swap agreements as cash flow hedges for accounting purposes.

As at December 31, 2015, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	3,092,442	(312,131)	5.4	3.4
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	412,392	(16,227)	3.0	2.8
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	155,000	(2,626)	1.3	2.2
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	155,000	685	1.3	3.3
U.S. Dollar-denominated interest rate swaption (5)	LIBOR	160,000	(2,041)	2.1	2.0
U.S. Dollar-denominated interest rate swaption (5)	LIBOR	160,000	1,956	2.1	3.1
U.S. Dollar-denominated interest rate swaption (6)	LIBOR	160,000	(1,739)	2.5	1.8
U.S. Dollar-denominated interest rate swaption (6)	LIBOR	160,000	2,981	2.5	2.9

EURIBOR-Based Debt:
Euro-denominated interest rate swaps (7) (8)	EURIBOR	241,798	(35,674)	5.0	3.1

			(364,816)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2015, ranged from 0.3% to 3.95%.
(2)	Principal amount of $200 million is fixed at 2.14%, unless LIBOR exceeds 6%, in which case the Company pays a floating rate of interest.
(3)

Interest rate swaps with an aggregate principal amount of $320 million are being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2021. These interest rate swaps are subject to mandatory early termination in 2016 whereby the swaps will be settled based on their fair value at that time.

(4)

During June 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in April 2017 to enter into an interest rate swap at a fixed rate of 3.34% with a third party, and the third party has a one-time option in April 2017 to require Teekay LNG to enter into an interest swap at a fixed rate of 2.15%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in April 2017 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap.

(5)

During August 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in January 2018 to enter into an interest rate swap at a fixed rate of 3.10% with a third party, and the third party has a one-time option in January 2018 to require Teekay LNG to enter into an interest swap at a fixed rate of 1.97%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in January 2018 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap.

(6)

During October 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in July 2018 to enter into an interest rate swap at a fixed rate of 2.935% with a third party, and the third party has a one-time option in July 2018 to require Teekay LNG to enter into an interest swap at a fixed rate of 1.83%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in July 2018 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap.

(7)	Principal amount reduces monthly to 70.1 million Euros ($76.1 million) by the maturity dates of the swap agreements.
(8)	Principal amount is the U.S. Dollar equivalent of 222.7 million Euros.

Stock Purchase Warrants

In January 2014, Teekay and Teekay Tankers formed TIL. Teekay and Teekay Tankers purchased an aggregate of 5.0 million shares of TIL’s common stock, representing an initial 20% interest in TIL, as part of a $250 million private placement by TIL, which represents a total investment by Teekay and Teekay Tankers of $50.0 million. In addition, Teekay and Teekay Tankers received stock purchase warrants entitling them to purchase an aggregate of up to 1.5 million shares of common stock of TIL at a fixed price of $10 per share. Alternatively, if the shares of TIL’s common stock trade on a National Stock Exchange or over-the-counter market denominated in NOK, Teekay and Teekay Tankers may also exercise their stock purchase warrants at 61.67 NOK per share using a cashless exercise procedure. The estimated fair value of the warrants on issuance was $6.8 million and is included in other income in the consolidated statements of income. The stock purchase warrants vest in four equally sized tranches and as at December 31, 2015, two tranches have vested. If the shares of TIL’s common stock trade on a National Stock Exchange or over-the-counter market denominated in NOK, each tranche will vest and become exercisable when and if the fair market value of a share of TIL’s common stock equals or exceeds 77.08 NOK, 92.50 NOK, 107.91 NOK and 123.33 NOK, respectively, for such tranche for any ten consecutive trading days. The stock purchase warrants expire on January 23, 2019. The fair value of the stock purchase warrants at December 31, 2015 was $10.3 million. The Company reports the unrealized gains from the stock purchase warrants in realized and unrealized (losses) gains on non-designated derivatives in the consolidated statements of income.

Tabular Disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Prepaid Expenses and Other	Derivative Assets	Accrued Liabilities	Current Portion of Derivative Liabilities	Derivative Liabilities
As at December 31, 2015
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	—	(338)	(777)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	80	—	—	(16,372)	(2,534)
Interest rate swap agreements	—	7,516	(18,348)	(198,196)	(154,673)
Cross currency swap agreements	—	—	(3,377)	(52,633)	(256,100)
Stock purchase warrants	—	10,328	—	—	—

	80	17,844	(21,725)	(267,539)	(414,084)

As at December 31, 2014
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	—	—	—	(14,218)	(4,189)
Interest rate swap agreements	—	5,101	(22,656)	(148,006)	(240,171)
Cross currency swap agreements	—	—	(1,835)	(41,733)	(177,822)
Stock purchase warrants	—	9,314	—	—	—

	—	14,415	(24,491)	(203,957)	(422,182)

For the periods indicated, the following table presents the effective portion of gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges that were (1) recognized in other comprehensive (loss) income, (2) recorded in accumulated other comprehensive income (or AOCI) during the term of the hedging relationship and reclassified to earnings, and (3) recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Year Ended December 31, 2015
Balance Sheet (AOCI)	Statement of Income (Loss)
Effective Portion	Effective Portion	Ineffective Portion
(65)	—	(1,050)	Interest expense

(65)	—	(1,050)

As at December 31, 2015, the Company had multiple interest rate swaps, cross currency swaps and foreign currency forward contracts with the same counterparty that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all derivatives subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives is presented on a gross basis in the Company’s consolidated balance sheets. As at December 31, 2015, these derivatives had an aggregate fair value asset amount of nil and an aggregate fair value liability amount of $588.1 million. As at December 31, 2015, the Company had $105.3 million on deposit with the relevant counterparties as security for swap liabilities under certain master agreements. The deposit is presented in restricted cash on the consolidated balance sheets.

Realized and unrealized gains and (losses) from derivative instruments that are not designated for accounting purposes as cash flow hedges, are recognized in earnings and reported in realized and unrealized losses on non-designated derivatives in the consolidated statements of income. The effect of the gains and losses on derivatives not designated as hedging instruments in the consolidated statements of income are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	$	$	$
Realized losses relating to:
Interest rate swap agreements	(108,036)	(125,424)	(122,439)
Interest rate swap agreement terminations	(10,876)	(1,319)	(35,985)
Foreign currency forward contracts	(21,607)	(4,436)	(2,027)

	(140,519)	(131,179)	(160,451)

Unrealized gains (losses) relating to:
Interest rate swap agreements	37,723	(86,045)	182,800
Foreign currency forward contracts	(418)	(16,926)	(3,935)
Stock purchase warrants	1,014	2,475	—

	38,319	(100,496)	178,865

Total realized and unrealized (losses) gains on derivative instruments	(102,200)	(231,675)	18,414

Realized and unrealized (losses) gains of the cross currency swaps are recognized in earnings and reported in foreign currency exchange (loss) gain in the consolidated statements of income. The effect of the loss on cross currency swaps on the consolidated statements of income is as follows:

	Year Ended December 31,
	2015	2014	2013
	$	$	$
Realized (loss) gain on maturity and partial termination of cross currency swaps	(36,155)	—	6,800
Realized (losses) gains	(18,973)	(3,955)	2,089
Unrealized losses	(89,178)	(167,334)	(65,387)

Total realized and unrealized (losses) gains on cross currency swaps	(144,306)	(171,289)	(56,498)

The Company is exposed to credit loss to the extent the fair value represents an asset in the event of non-performance by the counterparties to the foreign currency forward contracts, and cross currency and interest rate swap agreements; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.